Financial Risk Factors and Risk Management - Details on Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - Foreign Currency € in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 £ / €	Dec. 31, 2022 ¥ / €	Dec. 31, 2022 SFr / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 $ / €	Dec. 31, 2021 EUR (€)
FINANCIAL RISK FACTORS
Exposure	€ 1,700						€ 1,400
FX forward contracts | 1 to 6 months
FINANCIAL RISK FACTORS
Exposure	822
Average forward rate		0.86	136.83	1.00	1.53	1.05
FX forward contracts | 7 to 12 months
FINANCIAL RISK FACTORS
Exposure	€ 550
Average forward rate		0.88	138.23	0.97	1.54	1.03